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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 09/30/04
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            November 4, 2004
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    35
                                              ---------------
Form 13F Information Table Value Total:       $235,052,589.17
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F
            NAME OF REPORTING MANAGER: TIMELESS INVESTMENT MANAGEMENT
                              & RESEARCH, LLC, 3Q04

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                                                                           Investment Discretion           Voting Authority (Shares)
                                                                           ---------------------     Man-  -------------------------
                                                                                  (b)                agers
                          Title                  Fair            Shares of        Shared-As  (c)     See
                          of                     Market          Principal (a)    Defined in Shared- Instr. (a)     (b)     (c)
Name of Issuer            Class        CUSIP     Value           Amount    Sole   Instr. V   Other   V      Sole    Shared  None
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
COMMON:
Advo Inc                  Common Stock 007585102 $  7,642,180.00 247,000   247,000                           28,500         218,500
Bearing Point             Common Stock 074002106 $  4,902,696.00 548,400   548,400                           63,000         485,400
BJs Whsl Club             Common Stock 05548J106 $  7,748,156.00 283,400   283,400                           32,600         250,800
Bob Evans Farms           Common Stock 096761101 $  8,962,800.00 330,000   330,000                           38,100         291,900
BOK Finl Corp             Common Stock 05561Q201 $  5,699,908.92 127,772   127,772                           14,787         112,985
Callaway Golf Co          Common Stock 131193104 $  7,927,500.00 750,000   750,000                           86,500         663,500
Catalina Marketing Corp   Common Stock 148867104 $ 12,650,148.00 548,100   548,100                           63,100         485,000
COHU Inc                  Common Stock 192576106 $  6,841,662.00 462,900   462,900                           53,300         409,600
Corus Bankshares          Common Stock 220873103 $  2,902,649.00  67,300    67,300                            7,600          59,700
Darden Restaurants        Common Stock 237194105 $  6,860,744.00 294,200   294,200                           33,800         260,400
Dentsply International    Common Stock 249030107 $  7,437,808.00 143,200   143,200                           16,600         126,600
Entegris                  Common Stock 29362U104 $  6,822,120.00 818,000   818,000                           94,300         723,700
Heartland Express Inc     Common Stock 422347104 $  6,403,995.00 347,100   347,100                           39,900         307,200
HNI Corp                  Common Stock 404251100 $  5,410,586.00 136,700   136,700                           15,700         121,000
IDEX Corp                 Common Stock 45167R104 $  6,966,894.00 205,150   205,150                           23,500         181,650
Insight Enterprises       Common Stock 45765U103 $  5,550,464.00 329,600   329,600                           37,900         291,700
Invacare Corp             Common Stock 461203101 $  7,746,400.00 168,400   168,400                           19,400         149,000
Kaydon Corp               Common Stock 486587108 $  6,795,474.00 236,200   236,200                           27,100         209,100
Keane Inc Com             Common Stock 486665102 $  6,835,200.00 445,000   445,000                           51,200         393,800
Leapfrog Enterprises      Common Stock 52186N106 $  7,875,225.00 388,900   388,900                           44,700         344,200
Littelfuse                Common Stock 537008104 $  5,904,630.00 171,000   171,000                           19,700         151,300
National Instruments Corp Common Stock 636518102 $  7,204,260.00 238,000   238,000                           27,500         210,500
Nordson                   Common Stock 655663102 $  4,644,849.00 135,300   135,300                           15,500         119,800
Oshkosh B'Gosh            Common Stock 688222207 $  8,035,560.00 397,800   397,800                           45,700         352,100
Perrigo Co                Common Stock 714290103 $  7,081,530.00 344,600   344,600                           39,500         305,100
Plexus Corp               Common Stock 729132100 $  6,115,056.00 553,900   553,900                           63,800         490,100
Polo Ralph Lauren         Common Stock 731572103 $  7,241,267.00 199,100   199,100                           22,900         176,200
Reebok International      Common Stock 758110100 $  6,749,136.00 183,800   183,800                           21,300         162,500
Renaissance Learning      Common Stock 75968L105 $  7,762,194.00 358,200   358,200                           41,300         316,900
Roper Inds                Common Stock 776696106 $  5,062,226.00  88,100    88,100                           10,100          78,000
Superior Inds             Common Stock 868168105 $  3,546,080.00 118,400   118,400                           13,800         104,600
Tetra Tech                Common Stock 88162G103 $  5,693,898.00 449,400   449,400                           51,700         397,700
Valassis Communications   Common Stock 918866104 $  6,404,070.00 216,500   216,500                           24,900         191,600
Werner Enterprises        Common Stock 950755108 $  7,501,452.25 388,475   388,475                           44,700         343,775
X-Rite                    Common Stock 983857103 $  6,123,771.00 420,300   420,300                           48,300         372,000
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                          Subtotal
                           Common                $235,052,589.17
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PREFERRED:
                          Subtotal
                           Preferred             $             -
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                          Grand Total            $235,052,589.17
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